Fair Value Measurements - Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities (Details) - ADIT EDTECH ACQUISITION CORP [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Held To Maturity Securities [Line Items]
Carrying Value/Amortized Cost	$ 25,041,388	$ 276,115,444
Gross Unrealized Gains		4,535
Fair Value	25,041,388	276,119,979
U.S. Money Market
Schedule Of Held To Maturity Securities [Line Items]
Carrying Value/Amortized Cost		979
Fair Value		979
U.S. Treasury Securities
Schedule Of Held To Maturity Securities [Line Items]
Carrying Value/Amortized Cost		276,114,465
Gross Unrealized Gains		4,535
Fair Value		$ 276,119,000
Cash
Schedule Of Held To Maturity Securities [Line Items]
Carrying Value/Amortized Cost	25,041,388
Fair Value	$ 25,041,388